Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Lease Liabilities [Line Items]]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating lease expenses	$ 834,423	$ 790,417	$ 814,377
Finance lease expenses	$ 834,423	$ 790,417	$ 814,377
Weighted-average discount rate percentage	4.17%
Minimum [Member]
Lease Liabilities [Line Items]]
Discount rate	3.18%
Maximum [Member]
Lease Liabilities [Line Items]]
Discount rate	4.25%